EVENTS AFTER BALANCE SHEET DATE OF APRIL 30, 2018	12 Months Ended
Apr. 30, 2018
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER BALANCE SHEET DATE OF APRIL 30, 2018

NOTE 29 EVENTS AFTER BALANCE SHEET DATE OF APRIL 30, 2018

Spin-off of veterinary business to AdvaVet completed

All veterinary assets have now been spun off to the US-based AdvaVet Inc.

Adjustment of terms of loan

The company, Arwidsro Investment and MGC Capital have agreed on an extension until September 30 for payment of the loan communicated on January 2, 2018. This is so that the company will be given time to complete ongoing activities. In all other respects the same terms apply to the loan.

Nexttobe extended loan to Oasmia

Nexttobe AB’s loan to Oasmia which matured on May 30, 2018 was extended until July 31, 2018. The aim is that this loan will then be replaced by a new loan from Arwidsro Investment and MGC Capital in accordance with what was communicated on January 2, 2018.

Results from Oasmia Pharmaceutical’s phase III study have been presented at ASCO annual meeting

Oasmia presented the follow-up results from the study including 789 patients with platinum-sensitive recurrent ovarian cancer.

Adjustment of loan terms

The Company, Arwidsro Investment and MGC Capital agreed to extend the payment of the loan, which was communicated January 2nd, until September 30th.

Application of orphan designation of Apealea in the European Union was withdrawn

The company withdrew its application for orphan medicine concerning Apealea based mainly on the fact that the prevalence for the indication several times exceeded the threshold sat by the authorities.

The market authorization application of Apealea in the European Union is in final phase

European Medicines Agency (EMA) who processes the market authorization application for Apealea came back after the July meeting by the Committee for Medicinal Products for Human Use (CHMP), that the remaining list of outstanding issues should be responded to in written form. The company responded to the questions in August.

Financial development after closing day

Short-term loans of TSEK 26,000 matured on May 31, 2018. Of this sum, TSEK 17,000 has been repaid up until the day of the signing of this Annual Report. The remaining TSEK 9,000 has been extended after closing day to September 30, 2018.

Short-term loans of TSEK 6,000 matured on June 30, 2018. These have been extended after closing day to September 30, 2018.

On July 31, 2018 the loan from Nexttobe including interest and totalling TSEK 109,699 matured. This sum has not yet been paid. Negotiations are being held with Nexttobe and the loan will be repaid no later than September 30, 2018. As has been communicated previously as well as in this Annual Report (see note 18), Oasmia has promises of credit to cover repayment to Nexttobe. The prerequisites for these promises of credit are that the normal conditions are met, including that at the time Oasmia has sufficient financial means to conduct its business during the subsequent 12-month period (without taking the loans from Arwidsro and the other lender MGC Capital into consideration) and that there is no reason to believe that Oasmia will not be able to meet its obligations under the terms of the loan agreements.